Interest in Other Entities (Details) - Schedule of Activity in Investment Account - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 21, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Oct. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Odysight.ai [Member]
Schedule of Activity in Investment Account [Line Items]
Balance at beginning		$ 9,375				$ 9,375		$ 9,375	$ 10,735
Loss for the period		(660)							(1,360)
Balance at ending		8,715		$ 9,375			$ 9,375		9,375
Loss as a result of transition to FVTPL		(2,941)
Fair value of the investment		5,774
Jeffs’ Brands [Member]
Schedule of Activity in Investment Account [Line Items]
Balance at beginning
Purchase					3,189
Loss for the period					(1,249)
Balance at ending	$ 1,940		$ 1,940		1,940			1,940
Zig Miami 54 [Member]
Schedule of Activity in Investment Account [Line Items]
Balance at beginning
Investment Purchase Price	455
Loss for the period	(85)
Balance at ending	370		370		370			370
Polyrizon [Member]
Schedule of Activity in Investment Account [Line Items]
Balance at beginning		214				214		214	447
Loss for the period								(209)	(233)
Additional purchase								180
Conversion of SAFEs into shares								314
Balance at ending	499		499	214	499		214	499	214
Parazero [Member]
Schedule of Activity in Investment Account [Line Items]
Balance at beginning		976				976	1,595	976
Additional investment						1,575
Loss for the period						(544)	(619)
Conversion of SAFEs into shares						651
Balance at ending				976		2,658	976		976
Gain as a result of transition to FVTPL						714
Fair value of the investment						3,372
Laminera [Member]
Schedule of Activity in Investment Account [Line Items]
Balance at beginning		$ 1,176		1,333		$ 1,176		1,176
Loss for the period				(157)				(1,176)
Balance at ending				$ 1,176			$ 1,176		$ 1,176
A.I Conversation Systems [Member]
Schedule of Activity in Investment Account [Line Items]
Balance at beginning			234
Loss for the period			(158)
Balance at ending	$ 76		$ 76		$ 76			$ 76